Financial information of parent company - Statement of profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ifrs Statement [Line Items]
Revenue	$ 3,359,984	$ 3,101,175	$ 2,914,180
General and administration expenses	(199,818)	(198,036)	(167,582)
Profit from operations	14,640	124,895	339,206
Interest income	64,339	27,090	11,243
Finance costs	(24,278)	(18,021)	(23,037)
Foreign exchange losses	(8,499)	(12,694)	(1,640)
Other gains (losses), net	24,282	16,499	(2,113)
Profit before tax	91,687	128,269	309,882
Income tax expense	14,476	1,846	(6,552)
Profit for the year	77,211	126,423	316,434
Items that may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations	(35,919)	23,213	(19,031)
Change in value of available-for-sale financial assets		(2,381)	807
Cash flow hedges	35,931	35,143	(34,627)
Share of other comprehensive income of joint ventures accounted for using equity method		17,646
Other		(131)	1
Items that will not be reclassified to profit or loss
Actuarial gains or losses on defined benefit plans	129	(436)	1,520
Total comprehensive income (loss) for the year	77,352	199,477	265,104
Parent company
ifrs Statement [Line Items]
Revenue	0	0	0
General and administration expenses	(48,153)	(47,354)	(50,739)
Profit from operations	(48,153)	(47,354)	(50,739)
Interest income	2,266	2,670	1,154
Finance costs	(16,992)	(14,956)	(24,194)
Foreign exchange losses	(64,020)	63,087	(15,269)
Share of profits of subsidiaries	256,750	169,880	477,510
Share of profits of associates	2,980	2,868	1,455
Other gains (losses), net	1,224	3,484	(13,287)
Profit before tax	134,055	179,679	376,630
Income tax expense	0	0	0
Profit for the year	134,055	179,679	376,630
Items that may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations	(36,138)	21,590	(18,131)
Change in value of available-for-sale financial assets		(2,356)	798
Cash flow hedges	35,931	35,143	(34,627)
Share of other comprehensive income of joint ventures accounted for using equity method		17,646
Other		(131)	1
Items that will not be reclassified to profit or loss
Actuarial gains or losses on defined benefit plans	129	(436)	1,520
Total comprehensive income (loss) for the year	$ 133,977	$ 251,135	$ 326,191